Condensed Consolidated Balance Sheets (Quarterly Periods Unaudited) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and cash equivalents	$ 1,143,886	$ 485,559	$ 433,712
Loans receivable, net, note 2	6,731,101	7,124,702	4,316,316
Other receivables	59,981	76,262	25,882
Prepaid expenses	26,877	7,276
Property and equipment, net, note 3	26,594	28,511	36,100
Security deposits	35,839	35,839	39,329
Loan costs, net			77,781
TOTAL ASSETS	8,024,278	7,758,149	4,929,120
LIABILITIES
Accounts payable and accrued expenses	72,601	96,441	172,139
Deferred rent	7,403	11,522	28,429
CEO accrued consulting fees, note 10			106,588
Senior debt, note 4			2,230,000
Deposit on common stock to be issued	1,241,429
Preferred Dividends Payable	21
TOTAL LIABILITIES	1,321,454	107,963	2,537,156
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value; 50,000,000 shares authorized, 3,071,000, 1,160,000 and 2,400,000 shares issued and outstanding at March 31, 2016, December 31, 2015 and December 31, 2014 respectively, note 5	3,071	1,160	2,400
Common stock, $0.001 par value; 200,000,000 shares authorized, 92,877,999 and 28,874,299 , 21,581,103 shares issued and outstanding at March 31, 2016 and December 31, 2015, December 31, 2014 respectively	2,229,409	2,165,405	2,158,111
Additional paid-in capital	28,858,717	26,025,071	14,914,705
Prepaid preferred share redemption, note 13		(160,000)
Subscription receivable	(3,050,244)
Accumulated deficit	(21,338,129)	(20,381,450)	(14,683,252)
TOTAL STOCKHOLDERS' EQUITY	6,702,824	7,650,186	2,391,964
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,024,278	$ 7,758,149	$ 4,929,120